Long Term Borrowings (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Long-Term Borrowings [Abstract]
Long-term borrowings
Long-term borrowings consist of the following:

	As of
	March 24, 2012	September 24, 2011
7.375% senior notes, due March 15, 2020, net of unamortized discount of $1,723 and $1,831, respectively	$248,277	$248,169
Revolving credit facility, due January 5, 2017	100,000	100,000

	$348,277	$348,169

Long-term borrowings consist of the following:

	As of
	September 24,	September 25,
	2011	2010

7.375% senior notes, due March 15, 2020, net of unamortized discount of $1,831 and $2,047, respectively	$248,169	$247,953
Revolving Credit Agreement, due June 25, 2013	100,000	100,000
	$348,169	$347,953